Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents
These investments, summarized in the tables below, are short-term, highly liquid and subject to insignificant risk of changes in value.

Cash and cash equivalents	As of
(in € thousands)	2021/12/31	2022/12/31
Short-term deposits	69,045	119,090
Cash on hand and bank accounts	189,711	16,910
TOTAL	258,756	136,001

Short-term deposits	As of
(in € thousands)	2021/12/31	2022/12/31
TERM ACCOUNTS	69,045	119,090
TOTAL	69,045	119,090